Capital adequacy (Tables)	6 Months Ended
Jun. 30, 2020
Capital adequacy
Schedule of capital adequacy

	June 30, 2020	December 31, 2019
Capital ratios	percent[1]	percent[1]
Common Equity Tier 1 capital ratio	20.4	20.6
Tier 1 capital ratio	20.4	20.6
Total capital ratio	20.4	20.6
1

Capital ratios excl. of buffer requirements are the quotients of the relevant capital measure and the total risk exposure amount. See tables Own funds - adjusting items and Minimum capital requirements exclusive of buffer.

	June 30, 2020		December 31, 2019
Buffers requirement	Skr mn	percent[1]	Skr mn	percent[1]
Institution specific Common Equity Tier 1 capital requirement incl. of buffers	6,545	7.0	7,890	8.9
of which minimum Common Equity Tier 1 requirements[2]	4,184	4.5	3,990	4.5
of which Capital conservation buffer	2,324	2.5	2,216	2.5
of which Countercyclical buffer	37	0.0	1,684	1.9
of which Systemic risk buffer	—	—	—	—
Common Equity Tier 1 capital available as a buffer[3]	11,529	12.4	11,171	12.6
1	Expressed as a percentage of total risk exposure amount.
2

The minimum requirements according to CRR (Regulation (EU) No 575/2013 of the European Parliament and of the Council of June 26, 2013 on prudential requirements for credit institutions and investment firms and amending Regulation (EU) No 648/2012) have fully come into force in Sweden without regard to the transitional period. The minimum requirements are 4.5 percent, 6.0 percent and 8.0 percent related to Common Equity Tier 1 capital, Tier 1 capital and total Own Funds respectively.

3

Common Equity Tier 1 capital ratio as reported less the minimum requirement of  4.5 percent and less 3.5 percent, consisting of Common Equity Tier 1 capital used to meet the Tier 1 and Tier 2 requirements, since SEK do not have any Additional Tier 1 or Tier 2 capital.

	June 30, 2020		December 31, 2019
Total capital requirement including buffers	Skr mn	percent[1]	Skr mn	percent[1]
Total CRR capital requirement[2]	9,799	10.5	10,993	12.4
Total FSA capital requirement (calculated as of March 31, 2020)[3]	13,760	14.7	15,606	16.4
1	Expressed as a percentage of total risk exposure amount.
2	The requirement includes the minimum requirement of 8 percent, the capital conservation buffer and the countercyclical buffer. Expressed as a percentage of total risk exposure amount.
3

The requirement includes the minimum requirement of 8 percent, the capital conservation buffer and the countercyclical buffer and an additional capital requirement according to the Swedish FSA. See the additional capital requirement in the table below. Current figures are calculated with one quarter lag.

	Capital situation per June 30, 2020,		Capital situation per December 31, 2019,
	calculation based on reported values as of		calculation based on reported values as of
	March 31, 2019		September 30, 2019
Additional Capital requirement according to Swedish FSA	Skr mn	percent[1]	Skr mn	percent[1]
Credit-related concentration risk	2,089	2.2	2,089	2.2
Interest rate risk in the banking book	844	0.9	844	0.9
Pension risk	11	0.0	11	0.0
Other Pillar 2 capital requirements	936	1.0	936	1.0
Capital planning buffer	—	—	—	—
Total Additional Capital requirement according to Swedish FSA	3,880	4.1	3,880	4.1
1	Expressed as a percentage of total risk exposure amount.

Schedule of own funds

Skr mn	June 30, 2020	December 31, 2019
Share capital	3,990	3,990
Retained earnings	14,882	12,829
Accumulated other comprehensive income and other reserves[1]	265	245
Independently reviewed profit net of any foreseeable charge or dividend	197	1,766
Common Equity Tier 1 (CET1) capital before regulatory adjustments	19,334	18,830
Additional value adjustments due to prudent valuation	-353	-445
Intangible assets	-73	-56
Fair value reserves related to gains or losses on cash flow hedges	0	0
Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	52	93
Negative amounts resulting from the calculation of expected loss amounts	-1	-115
Total regulatory adjustments to Common Equity Tier 1 capital	-375	-523
Total Common Equity Tier 1 capital	18,959	18,307
Additional Tier 1 capital	—	—
Total Tier 1 capital	18,959	18,307
Tier 2-eligible subordinated debt	—	—
Credit risk adjustments[2]	—	—
Total Tier 2 capital	—	—
Total Own funds	18,959	18,307
1	The equity-portions of untaxed reserves is included in the line “Accumulated other comprehensive income and other reserves”.
2

Expected loss amount calculated according to the IRB approach is a gross deduction from Own funds. The gross deduction is decreased by impairment related to exposure ratios for which expected loss is calculated. Excess amounts of such impairment will increase Own funds. This increase is limited to 0.6 percent of SEK’s risk exposure amount according to the IRB approach related to exposures to central governments, corporates and financial institutions. As of June 30, 2020, the limitation rule has had no effect (year-end 2019: no effect).

Schedule of minimum capital requirements exclusive of buffers

	June 30, 2020			December 31, 2019
			Minimum			Minimum
		Risk exposure	capital		Risk exposure	capital
Skr mn	EAD[1]	amount	requirement	EAD[1]	amount	requirement
Credit risk standardized method
Corporates[2]	2,272	2,272	182	2,367	2,367	189
Total credit risk standardized method	2,272	2,272	182	2,367	2,367	189

Credit risk IRB method
Central Governments	201,835	10,008	801	172,148	8,816	705
Financial institutions[3]	34,708	8,100	648	45,437	10,802	864
Corporates [4]	123,129	66,164	5,293	110,592	60,068	4,806
Assets without counterparty	163	163	13	152	152	12
Total credit risk IRB method	359,835	84,435	6,755	328,329	79,838	6,387

Credit valuation adjustment risk	n.a.	2,239	179	n.a.	2,534	203
Foreign exchange risk	n.a.	806	64	n.a.	695	56
Commodities risk	n.a.	7	1	n.a.	9	1
Operational risk	n.a.	3,214	257	n.a.	3,214	257
Total	362,107	92,973	7,438	330,696	88,657	7,093
1	Exposure at default (EAD) shows the size of the outstanding exposure at default.
2	For the small and medium-sized enterprises category, with an annual turnover not exceeding EUR 50 million, the standardized method for calculating the capital requirement is applied from Q1 2019.
3

Of which counterparty risk in derivatives: EAD Skr 5,315 million (year-end 2019: Skr 5,613 million), Risk exposure amount of Skr 1,788 million (year-end 2019: Skr 1,980 million) and Capital requirement of Skr 143 million (year-end 2019: Skr 158 million).

4

Of which related to specialized lending: EAD Skr 3,987 million (year-end 2019:  3,646 million), Risk exposure amount of Skr 2,643 million (year-end 2019: Skr 2,352 million and capital requirement of Skr 211 million (year-end 2019: Skr 188 million).

Schedule of leverage ratio

Skr mn	June 30, 2020	December 31, 2019
Exposure measure for the leverage ratio
On-balance sheet exposures	311,069	288,146
Off-balance sheet exposures	42,862	35,856
Total exposure measure	353,931	324,002
Leverage ratio	5.4%	5.7%

Schedule of internally assessed economic capital excluding buffer

Skr mn	June 30, 2020	December 31, 2019
Credit risk	9,349	7,337
Operational risk	183	183
Market risk	1,142	1,109
Other risks	179	203
Capital planning buffer	2,831	992
Total	13,684	9,824